Consolidated statements of operations - CHF (SFr) SFr in Millions	3 Months Ended			6 Months Ended
	Jun. 30, 2019	Mar. 31, 2019	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2018
Interest and dividend income	SFr 5,653	SFr 4,818	SFr 5,090	SFr 10,471	SFr 9,541
Interest expense	(3,652)	(3,286)	(3,497)	(6,938)	(6,363)
Net interest income	2,001	1,532	1,593	3,533	3,178
Commissions and fees	2,927	2,612	3,159	5,539	6,205
Trading revenues	182	840	528	1,022	1,106
Other revenues	471	403	315	874	742
Net revenues	5,581	5,387	5,595	10,968	11,231
Provision for credit losses	25	81	73	106	121
Compensation and benefits	2,545	2,518	2,547	5,063	5,085
General and administrative expenses	1,395	1,413	1,420	2,808	2,928
Commission expenses	314	313	328	627	672
Restructuring expenses			175		319
Total other operating expenses	1,709	1,726	1,923	3,435	3,919
Total operating expenses	4,254	4,244	4,470	8,498	9,004
Income/(loss) before taxes	1,302	1,062	1,052	2,364	2,106
Income tax expense/(benefit)	365	313	398	678	760
Net income/(loss)	937	749	654	1,686	1,346
Net income/(loss) attributable to noncontrolling interests	0	0	7	0	5
Net income/(loss) attributable to shareholders	SFr 937	SFr 749	SFr 647	SFr 1,686	SFr 1,341
Basic earnings per share (CHF)
Basic earnings/(loss) per share (in CHF per share)	SFr 0.37	SFr 0.29	SFr 0.25	SFr 0.66	SFr 0.52
Diluted earnings per share (CHF)
Diluted earnings/(loss) per share (in CHF per share)	SFr 0.36	SFr 0.29	SFr 0.25	SFr 0.65	SFr 0.51
Bank
Interest and dividend income	SFr 5,655		SFr 5,094	SFr 10,476	SFr 9,546
Interest expense	(3,648)		(3,467)	(6,921)	(6,303)
Net interest income	2,007		1,627	3,555	3,243
Commissions and fees	2,904		3,120	5,483	6,126
Trading revenues	231		534	1,087	1,048
Other revenues	534		330	986	779
Net revenues	5,676		5,611	11,111	11,196
Provision for credit losses	25		73	106	121
Compensation and benefits	2,305		2,353	4,609	4,701
General and administrative expenses	1,763		1,735	3,508	3,558
Commission expenses	313		328	627	672
Restructuring expenses			145		257
Total other operating expenses	2,076		2,208	4,135	4,487
Total operating expenses	4,381		4,561	8,744	9,188
Income/(loss) before taxes	1,270		977	2,261	1,887
Income tax expense/(benefit)	339		330	701	629
Net income/(loss)	931		647	1,560	1,258
Net income/(loss) attributable to noncontrolling interests	4		9	7	9
Net income/(loss) attributable to shareholders	SFr 927		SFr 638	SFr 1,553	SFr 1,249